CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	50,000,000	50,000,000
Common stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, Authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	273,292,023	266,592,023
Common stock, Outstanding (in shares)	273,292,023	266,592,023
Convertible Series A Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	2,250,000	2,250,000
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)
Convertible Series B Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	8,000,000	8,000,000
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)
Convertible Series C Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	3,284,396	3,284,396
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)
Convertible Series D Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	7,500,000	7,500,000
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)
Convertible Series E Preferred stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	15,151	15,151
Preferred stock, Issued (in shares)	11,185
Preferred stock, Outstanding (in shares)	11,185